Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000096664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.53%	3.11%	3.92%
C000096666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.74%	3.25%	3.58%
C000148125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000113857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096664
Average Annual Return [Line Items]
Average Annual Return, Percent	13.64%	4.07%	4.40%
Without Sales Load [Member] | C000096666
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%	3.25%	3.58%
Without Sales Load [Member] | C000148125
Average Annual Return [Line Items]
Average Annual Return, Percent	13.98%	4.32%	4.64%
Without Sales Load [Member] | C000113857
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	4.28%	4.59%
Without Sales Load [Member] | C000096667
Average Annual Return [Line Items]
Average Annual Return, Percent	13.88%	4.31%	4.64%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	15.67%	4.53%	4.95%
DWS Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	15.67%	4.53%	4.95%
DWS Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	15.67%	4.53%	4.95%
DWS Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	15.67%	4.53%	4.95%
DWS Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	15.67%	4.53%	4.95%